Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Cash paid for interest and income taxes
Interest, net of capitalized amounts	$ 65.0	$ 69.7	$ 78.3
Income taxes, net of refunds	$ 70.5	$ 94.5	$ 47.5